Summary of Fair Value of Assets Acquired and Liabilities Assumed in Conjunction with Acquisition (Detail) - USD ($) $ in Thousands		Dec. 31, 2014	Dec. 31, 2013	Mar. 08, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill		$ 3,955,901	$ 3,663,674		$ 3,015,670
Wotif Group
Business Acquisition [Line Items]
Goodwill		350,093
Intangible assets with indefinite lives		125,762
Intangible assets with definite lives	[1]	138,292
Net assets (liabilities)	[2]	(43,429)
Deferred tax liabilities		(2,908)
Total		$ 567,810
Trivago
Business Acquisition [Line Items]
Goodwill			633,436
Intangible assets with indefinite lives			220,416
Intangible assets with definite lives	[3]		136,281
Net assets (liabilities)	[4]		19,064
Deferred tax liabilities			(111,379)
Redeemable noncontrolling interest			(343,984)	$ (343,984)
Total			$ 553,834
Travel management company
Business Acquisition [Line Items]
Goodwill					129,156
Intangible assets with definite lives	[5]				111,864
Net assets (liabilities)	[4]				(28,913)
Total					$ 212,107

[1]	Acquired definite-lived intangible assets primarily consist of supplier contracts and customer relationships and have estimated useful lives of between less than one year and 10 years with a weighted average life of 7.8 years.
[2]	Includes cash acquired of $36 million.
[3]	Acquired definite-lived intangible assets primarily consist of technology, partner relationship and non-compete agreement assets and have estimated useful lives of between 3 and 7 years with a weighted average life of 3.7 years.
[4]	Includes cash acquired of $13 million.
[5]	Primarily consist of customer and supplier relationship assets with a weighted average life of 8.1 years.